245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 3, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Investment Trust (the trust): File Nos. 002-90649 and 811-04008

Fidelity Canada Fund
Fidelity China Region Fund
Fidelity Diversified International Fund
Fidelity Emerging Asia Fund
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund
Fidelity Emerging Markets Discovery Fund
Fidelity Emerging Markets Fund
Fidelity Europe Fund
Fidelity Global Commodity Stock Fund
Fidelity Global Equity Income Fund
Fidelity International Capital Appreciation Fund
Fidelity International Discovery Fund
Fidelity International Growth Fund
Fidelity International Small Cap Fund
Fidelity International Small Cap Opportunities Fund
Fidelity International Value Fund
Fidelity Japan Fund
Fidelity Japan Smaller Companies Fund
Fidelity Latin America Fund
Fidelity Nordic Fund
Fidelity Overseas Fund
Fidelity Pacific Basin Fund
Fidelity Series Emerging Markets Fund
Fidelity Series International Growth Fund
Fidelity Series International Small Cap Fund
Fidelity Series International Value Fund
Fidelity Total Emerging Markets Fund
Fidelity Total International Equity Fund
Fidelity Worldwide Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant__________________________________________________

Marc Bryant

Secretary of the Trust